CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (10,276,739)	$ (1,476,162)	¥ (9,061,231)	¥ (3,736,932)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of fixed assets	476,068	68,383	312,138	348,921
Amortization and impairment of intangible assets	972,760	139,728	346,672	112,860
Amortization and impairment of licensed copyrights	12,743,323	1,830,464	12,236,239	7,882,190
Amortization and impairment of produced content	2,977,181	427,645	2,265,543	811,448
Provision for doubtful accounts	58,006	8,332	107,223	56,048
Unrealized foreign exchange (gain)/loss	155,079	22,276	940,479	(333,601)
Loss on disposal of fixed assets	13,257	1,904	4,184	4,594
Accretion on convertible notes payable or convertible senior notes	346,279	49,740	23,912	112,457
Barter transaction revenue	(682,941)	(98,098)	(1,082,964)	(762,741)
Share-based compensation	1,084,520	155,782	556,211	233,424
Share of losses on equity method investments	155,073	22,275	16,965	263
Fair value change and impairment of long-term investments	162,350	23,320	(189,639)	32,938
Fair value change of assets and liabilities remeasured at fair value on a recurring basis	5,711	820	13,005	0
Other investment income	(25,272)	(3,630)	0	0
Deferred income tax benefit	(77,312)	(11,105)	(45,086)	(12,214)
Amortization of deferred income	(12,446)	(1,788)	(5,346)	0
Other non-cash (income)/expenses	37,820	5,433	20,128	(2,532)
Changes in operating assets and liabilities
Accounts receivable	(810,774)	(116,460)	(543,988)	(512,060)
Amounts due from related parties	45,717	6,567	(155,361)	56,720
Produced content	(3,596,339)	(516,582)	(4,544,977)	(1,962,221)
Prepayments and other assets	(854,906)	(122,800)	(735,191)	(549,301)
Accounts payable	(654,987)	(94,083)	583,099	1,050,178
Amounts due to related parties	460,964	66,213	435,911	(184,882)
Customer advances and deferred revenue	880,844	126,525	466,961	836,946
Accrued expenses and other current liabilities	73,907	10,616	808,277	646,814
Interest payables	58,644	8,424	9,253	(123,618)
Other non-current liabilities	190,440	27,355	101,769	6,085
Net cash provided by operating activities	3,906,227	561,094	2,884,186	4,011,784
Cash flows from investing activities:
Acquisition of fixed assets	(740,163)	(106,318)	(611,910)	(1,022,315)
Acquisition of intangible assets	(127,505)	(18,315)	(387,539)	(110,290)
Acquisition of licensed copyrights from related parties	(324,040)	(46,545)	(58,660)	0
Acquisition of licensed copyrights from third parties	(11,633,509)	(1,671,049)	(12,983,396)	(9,087,438)
Purchase of long-term investments	(706,149)	(101,432)	(883,375)	(553,003)
Disposal of equity method investments	3,000	431	0	0
Acquisition of business, net of cash acquired	(5,798)	(833)	(1,018,002)	0
Film investment as passive investor	(3,250)	(467)	(2,932)	(11,075)
Proceeds from film investments as passive investor	27,420	3,939	6,173	31,093
Loans provided to related parties	0	0	(41,370)	(2,276,238)
Loans provided to third parties	(46,000)	(6,607)	(359,000)	(3,000)
Repayment of loans provided to related parties	22,000	3,160	5,000	2,390,654
Repayment of loans provided to third parties	4,500	646	270,000	3,000
Purchases of held-to-maturity debt securities	(8,500,890)	(1,221,076)	(6,638,660)	(1,750,000)
Maturities of held-to-maturity debt securities	9,894,325	1,421,231	2,060,400	1,750,000
Purchases of available-for-sale debt securities	(14,458,369)	(2,076,815)	(19,465,250)	(13,770,043)
Maturities of available-for-sale debt securities	14,844,857	2,132,330	19,159,427	13,747,981
Net cash used for investing activities	(11,749,571)	(1,687,720)	(20,949,094)	(10,660,674)
Cash flows from financing activities:
Proceeds from loans from related parties	0	0	650,000	2,220,000
Repayments of loans from related parties	0	0	0	(6,726,000)
Proceeds from short-term loans	2,738,224	393,321	3,387,008	299,374
Repayments of short-term loans	(3,166,503)	(454,840)	(639,933)	(100,000)
Proceeds from long-term loans and borrowings from third party investors, net of issuance costs	945,749	135,848	453,802	299,000
Repayments of long-term loans and borrowings from third party investors	(167,837)	(24,108)	(99,119)	(5,000)
Purchase of capped calls	(567,140)	(81,465)	(464,825)	0
Proceeds from issuance of subsidiaries' shares	106,750	15,334	19,500	45,500
Acquisition of noncontrolling interests in a subsidiary	(65,000)	(9,337)	0	0
Proceeds from initial public offering, net of issuance costs	0	0	14,896,761	0
Capital contribution from parent company	0	0	170,548	0
Proceeds from exercise of share options	146,954	21,109	66,554	0
Finance lease payments	(397)	(57)	0	0
Net cash provided by financing activities	7,880,306	1,131,934	23,474,959	6,561,110
Effect of exchange rate changes on cash, cash equivalents and restricted cash	112,265	16,127	617,386	(143,417)
Net (decrease)/increase in cash, cash equivalents and restricted cash	149,227	21,435	6,027,437	(231,197)
Cash, cash equivalents and restricted cash at the beginning of the year	6,760,447	971,077	733,010	964,207
Cash, cash equivalents and restricted cash at the end of the year	6,909,674	992,512	6,760,447	733,010
Supplemental disclosures of cash flow information:
Cash paid for interest	436,651	62,721	46,390	282,045
Cash paid for income taxes	171,259	24,600	20,054	22,472
Acquisition of fixed assets included in accounts payable	84,605	12,153	259,948	150,434
Acquisition of licensed copyrights included in current liabilities	5,486,374	788,068	6,336,656	4,040,476
Acquisition of licensed copyrights from nonmonetary content exchanges	967,536	138,978	642,262	781,513
Acquisition of long-term investments with non-cash consideration	7,500	1,077	763,750	0
Related Parties
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	0	0	0	2,064,360
External Investor
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	0	0	0	8,463,876
Convertible Senior Notes
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	¥ 7,909,506	$ 1,136,129	¥ 5,034,663	¥ 0